PETER D. LOWENSTEIN

ATTORNEY AT LAW

515 West Lyon Farm Drive

Greenwich CT 06831

203 869-3059

May 3, 2016

Securities and Exchange Commission

Washington, DC 20549

Re: Worthington Value Line Dynamic Opportunity Fund

File No. 333-195856 (the “Fund”)

Rule 497(j)

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from that contained in the most recent registration statement of the Fund that was filed electronically via Edgar with the Securities and Exchange Commission.

Very truly yours,

/s/ Peter D. Lowenstein
Peter D. Lowenstein
Legal Counsel